Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-term debt
end of	2019	2018
Long-term debt (CHF million)
Senior	108,667	136,392
Subordinated	41,667	16,152
Non-recourse liabilities from consolidated VIEs	1,671	1,764
Long-term debt	152,005	154,308
of which reported at fair value	70,331	63,935
of which structured notes	49,435	48,064

Schedule of Structured notes
end of	2019	2018
Structured notes by product (CHF million)
Equity	31,666	30,698
Fixed income	13,558	13,128
Credit	3,734	3,898
Other	477	340
Total structured notes	49,435	48,064

Long-term debt by maturities
Long-term debt by maturities
end of			2020			2021			2022			2023				2024				Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			0			2,661				1,293				13,270	17,224
Variable rate			0			0			54			924				1,861				163	3,002
Interest rate (range in %) [1]			–			–			2.6	0.6	–	3.6		2.1	–	4.2		0.7	–	5.4	–
Subordinated debt
Fixed rate			0			0			1,553			4,769				3,421				3,928	13,671
Interest rates (range in %) [1]			–			–			7.1	3.9	–	7.5		3.5	–	6.3		3.0	–	7.3	–
Subtotal – Group parent company			0			0			1,607			8,354				6,575				17,361	33,897
Subsidiaries (CHF million)
Senior debt
Fixed rate			5,437			8,114			2,998			1,941				3,849				13,049	35,388
Variable rate			12,824			9,588			6,392			2,938				4,346				16,965	53,053
Interest rates (range in %) [1]	0.1	–	22.5	0.1	–	9.6	0.1	–	9.6	0.1	–	2.2		0.1	–	3.6		0.0	–	7.1	–
Subordinated debt
Fixed rate			5,557			1,461			5,277			5,503				23				8,953	26,774
Variable rate			54			968			195			0				5				0	1,222
Interest rates (range in %) [1]	0.6	–	7.0	3.2	–	4.7	0.1	–	7.5	1.0	–	6.5		0.4	–	5.7		0.9	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			0			148			233			0				0				0	381
Variable rate			24			18			22			23	[2]			2	[2]			1,201	1,290
Interest rates (range in %) [1]			7.0	2.2	–	10.3	2.4	–	2.9			–				–		0.0	–	10.7	–
Subtotal – Subsidiaries			23,896			20,297			15,117			10,405				8,225				40,168	118,108
Total long-term debt			23,896			20,297			16,724			18,759				14,800				57,529	152,005
of which structured notes			12,178			8,687			5,222			2,844				4,033				16,471	49,435
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 3.6 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.